Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,832,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,495.90
Total Offset Amount	0.00
Net Fee	1,495.90
Narrative - Max Aggregate Offering Price	$ 10,832,000.00
Final Prospectus	true